UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2024 to December 31, 2024

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
February 11, 2025
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ACCESSLEX INSTITUTE[1] (Exact name of securitizer as specified in its charter)

025-00695 (Commission File Number of securitizer)	0001542311 (Central Index Key Number of securitizer)

Robert Greenawalt, Managing Director, (484) 653-3307 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 ACCESSLEX INSTITUTE (formerly known as Access Group, Inc.), as securitizer, is filing this Form ABS-15G in respect of all issuances of asset-backed securities by the following issuers (in each case under Rule 144A of the Securities Act of 1933, as amended from time to time): (i) Access Funding 2010-A LLC, (ii) Access Funding 2013-1 LLC, and (iii) Access Funding 2015-1 LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ACCESSLEX INSTITUTE

By:  Robert Greenawalt
Name:  Robert Greenawalt
Title:   Managing Director

February 11, 2025